Risk Management Activities - Market Risk - Interest Rate - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure Of Financial Risk Management [line items]
Borrowings	$ 1,845.8	$ 1,906.8	[1]	$ 1,782.4
Change in London Interbank Offered Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	83.5	600.5
Johannesburg Interbank Average Rate and Prime Interest Rates [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	0.0	47.9
Change in South African Prime Interest Rate [Member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	0.0	92.5
Change in Bank Bill Swap Bid Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	168.5	316.5
Sensitivity to interest rates [member] | Interest Bearing Borrowings [Member]
Disclosure Of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 252.0	$ 1,057.4

[1]	Refer note 42.